Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Apr. 14, 2014 Hotel	Sep. 30, 2014	Apr. 14, 2014
Business Acquisition [Line Items]
Number of hotels acquired	14
Initial public offering, price per share			$ 17.00
Aggregate of common stock of Holdings		130,778,665
Business acquisition ownership interest percentage		100.00%
Business acquisitions cash paid		$ 0.8
IPO [Member]
Business Acquisition [Line Items]
Initial public offering, issued and sold	44,000,000
Parent Company [Member]
Business Acquisition [Line Items]
Aggregate of common stock of Holdings		81,060,000